Accounts Receivable, net (Including Related and Unrelated Parties) (Details 4) - Accounts Receivable Factoring [Member] - Taishin Bank [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 35,000
Amount advanced	0
Amount sold and derecognized	$ 6,382
Principle terms	See notes(a)~(e)